PGIM S&P 500 Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 104.7%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $401,048)(wb)	401,048	$401,048
Options Purchased*~ 103.7%
(cost $42,422,532)		42,765,007

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $42,823,580)		43,166,055
Options Written*~ (4.7)%
(premiums received $1,883,659)		(1,932,632)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $40,939,921)		41,233,423
Liabilities in excess of other assets (0.0)%		(15,211)

Net Assets 100.0%		$41,218,212

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$6.82		599		60	$40,612,200
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$681.92		599		60	2,152,807
Total Options Purchased (cost $42,422,532)								$42,765,007
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	12/31/26	$777.05		599		60	$(856,762)
State Street SPDR S&P 500 ETF Trust	Put	12/31/26	$600.09		599		60	(1,075,870)
Total Options Written (premiums received $1,883,659)								$(1,932,632)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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